Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment
At 1 January	£ 4,590
Additions	1,117
Disposals and write-off of fully depreciated assets	(649)
At 31 December	4,602	£ 4,590
A 5% change in the most sensitive assumption, residual values	40
Fair value of property	201	222
Rental income from investment properties	84	79
Direct operating expenses of investment properties	£ 9	£ 16
Level 2
Reconciliation of changes in property, plant and equipment
Fair value percentage of investment property classified	2.00%	2.00%
Level 3
Reconciliation of changes in property, plant and equipment
Fair value percentage of investment property classified	98.00%	98.00%
Investment properties
Reconciliation of changes in property, plant and equipment
At 1 January	£ 1,095
Additions	8
At 31 December	1,093	£ 1,095
Freehold premises
Reconciliation of changes in property, plant and equipment
At 1 January	1,559
Additions	691
Disposals and write-off of fully depreciated assets	(34)
At 31 December	1,863	1,559
Long leasehold premises
Reconciliation of changes in property, plant and equipment
At 1 January	80
Additions	5
Disposals and write-off of fully depreciated assets	(14)
At 31 December	75	80
Short leasehold premises
Reconciliation of changes in property, plant and equipment
At 1 January	448
Additions	66
Disposals and write-off of fully depreciated assets	(176)
At 31 December	356	448
Computers and other equipment
Reconciliation of changes in property, plant and equipment
At 1 January	683
Additions	148
Disposals and write-off of fully depreciated assets	(159)
At 31 December	616	683
Operating lease assets
Reconciliation of changes in property, plant and equipment
At 1 January	725
Additions	199
Disposals and write-off of fully depreciated assets	(266)
At 31 December	599	725
Cost
Reconciliation of changes in property, plant and equipment
At 1 January	9,010	8,771
Transfers to disposal groups	(437)
Currency translation and other adjustments	(36)	442
Additions		912
Change in fair value of investment properties	(14)	(11)
Disposals and write-off of fully depreciated assets	(981)	(1,104)
At 31 December	8,659	9,010
Cost | Investment properties
Reconciliation of changes in property, plant and equipment
At 1 January	1,095	915
Currency translation and other adjustments	18	140
Additions		103
Change in fair value of investment properties	(14)	(11)
Disposals and write-off of fully depreciated assets	(14)	(52)
At 31 December	1,093	1,095
Cost | Freehold premises
Reconciliation of changes in property, plant and equipment
At 1 January	2,736	2,559
Transfers to disposal groups	(405)
Currency translation and other adjustments	(36)	91
Reclassifications	109	46
Additions		215
Disposals and write-off of fully depreciated assets	(80)	(175)
At 31 December	3,015	2,736
Cost | Long leasehold premises
Reconciliation of changes in property, plant and equipment
At 1 January	152	177
Transfers to disposal groups	(10)
Currency translation and other adjustments		5
Additions		5
Disposals and write-off of fully depreciated assets	(14)	(35)
At 31 December	133	152
Cost | Short leasehold premises
Reconciliation of changes in property, plant and equipment
At 1 January	1,247	1,259
Transfers to disposal groups	(1)
Currency translation and other adjustments		73
Reclassifications	(109)	(46)
Additions		79
Disposals and write-off of fully depreciated assets	(218)	(118)
At 31 December	985	1,247
Cost | Computers and other equipment
Reconciliation of changes in property, plant and equipment
At 1 January	2,467	2,305
Transfers to disposal groups	(21)
Currency translation and other adjustments	(17)	108
Additions		282
Disposals and write-off of fully depreciated assets	(208)	(228)
At 31 December	2,369	2,467
Cost | Operating lease assets
Reconciliation of changes in property, plant and equipment
At 1 January	1,313	1,556
Currency translation and other adjustments	(1)	25
Additions		228
Disposals and write-off of fully depreciated assets	(447)	(496)
At 31 December	1,064	1,313
Accumulated impairment, depreciation and amortisation
Reconciliation of changes in property, plant and equipment
At 1 January	4,420	4,289
Transfers to disposal groups	(247)
Currency translation and other adjustments	(53)	232
Write down of property, plant and equipment	(125)	78
Disposals and write-off of fully depreciated assets		(675)
Charge for the year	461	496
At 31 December	4,057	4,420
Accumulated impairment, depreciation and amortisation | Freehold premises
Reconciliation of changes in property, plant and equipment
At 1 January	1,177	1,090
Transfers to disposal groups	(223)
Currency translation and other adjustments	(35)	70
Reclassifications	57	9
Write down of property, plant and equipment	(122)	71
Disposals and write-off of fully depreciated assets		(137)
Charge for the year	88	74
At 31 December	1,152	1,177
Accumulated impairment, depreciation and amortisation | Long leasehold premises
Reconciliation of changes in property, plant and equipment
At 1 January	72	87
Transfers to disposal groups	(5)
Currency translation and other adjustments		3
Disposals and write-off of fully depreciated assets		(22)
Charge for the year	5	4
At 31 December	58	72
Accumulated impairment, depreciation and amortisation | Short leasehold premises
Reconciliation of changes in property, plant and equipment
At 1 January	799	759
Transfers to disposal groups	(1)
Currency translation and other adjustments		53
Reclassifications	(57)	(9)
Disposals and write-off of fully depreciated assets		(86)
Charge for the year	64	82
At 31 December	629	799
Accumulated impairment, depreciation and amortisation | Computers and other equipment
Reconciliation of changes in property, plant and equipment
At 1 January	1,784	1,677
Transfers to disposal groups	(18)
Currency translation and other adjustments	(18)	97
Write down of property, plant and equipment	(3)	7
Disposals and write-off of fully depreciated assets		(180)
Charge for the year	161	183
At 31 December	1,753	1,784
Accumulated impairment, depreciation and amortisation | Operating lease assets
Reconciliation of changes in property, plant and equipment
At 1 January	588	676
Currency translation and other adjustments		9
Disposals and write-off of fully depreciated assets		(250)
Charge for the year	143	153
At 31 December	£ 465	£ 588